COMMITMENTS AND CONTINGENCIES (Detail Textuals)	1 Months Ended		12 Months Ended
	Jan. 31, 2017 shares	Oct. 31, 2016 shares	Aug. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2016 USD ($)	Aug. 31, 2015 USD ($)	Feb. 01, 2017 USD ($)	Jun. 30, 2016 ft²
Other Commitments [Line Items]
Rent per month for first year | $			$ 42,136
Rent per month for the second year | $			22,284
Prepaid rent | $			22,250
Total net rent expense related to operating leases | $			$ 57,521	$ 1,750	$ 0
Lease Agreement
Other Commitments [Line Items]
Area of Land | ft²							1,500
Extended term of lease agreement			2 years
Amount of rent expenses | $			$ 1,750
Rent per month for first year | $			1,803
Rent per month for the second year | $			1,857
Lease Agreement | Chief Executive Officer
Other Commitments [Line Items]
Amount of rent expenses | $						$ 4,100
Prepaid rent | $			$ 19,800			$ 49,200
Air Lease Corporation
Other Commitments [Line Items]
Common stock, share issued	7,700,000		8,665,140
Common stock outstanding shares, percentage	10.00%
Additional common stock to be issued			393,512
Jet Midwest Group
Other Commitments [Line Items]
Common stock, share issued		1,250,000	1,250,000
Common stock outstanding shares, percentage		1.60%
Additional common stock to be issued			199,172
Brighton Capital, Ltd | Consulting agreement
Other Commitments [Line Items]
Shares, issued			410,000
Number of warrants			1,000,000
Term of warrants			3 years
Brighton Capital, Ltd | Consulting agreement | Date of Execution
Other Commitments [Line Items]
Shares, issued			50,000
Number of warrants			100,000
Brighton Capital, Ltd | Consulting agreement | Date of first issuance beginning August 1, 2017
Other Commitments [Line Items]
Shares, issued			10,000
Number of warrants			25,000
Term of warrants			36 months
Brighton Capital, Ltd | Consulting agreement | Date Through August 31, 2017
Other Commitments [Line Items]
Shares, issued			60,000
Number of warrants			125,000
Term of warrants			5 years
Warrants exercise price | $ / shares			$ 1.90